Rollforward Of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance		$ 32,561
Goodwill adjustments	(479)		479
Impairment recognized		0	(1,661)
Ending Balance		31,087	32,561
Laboratory services
Goodwill [Line Items]
Beginning Balance		32,561	34,701
Goodwill adjustments		24	(479)
Impairment recognized			(1,661)
Goodwill divested from deconsolidation of WuXiPRA		(1,498)
Ending Balance		$ 31,087	$ 32,561